SCHEDULE I-NOTES TO THE CONDENSED FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Amounts due from related parties	¥ 879,256	$ 137,974	¥ 884,006
Reportable Legal Entities | Parent Company
Condensed Financial Statements, Captions [Line Items]
Amounts due from related parties	¥ 0		¥ 575,537